Business Combination (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)
Business Combination (Details) [Line Items]
Business combination description			The total purchase price consideration of $12,077 for the acquisition of World Energy consisted of the following components: ● Cash of $8.1 million, consisting of the contractual purchase price of $8.0 million, plus $0.1 million, representing the amount by which estimated closing date working capital exceeded the target working capital; ● The closing date issuance of 231,002 shares of the Company’s common stock, valued at the closing price of $6.23 per share as of May 17, 2021, for a total share fair value upon issuance of $1,439; ● An obligation to issue 244,956 shares of the Company’s common stock to certain of the sellers and their advisors of World Energy, in three equal installments on the sixth, twenty-fourth and the thirtieth monthly anniversaries of the closing date. The closing date fair value was recorded at an aggregate amount of $1,526; ●An obligation to pay in cash an earnout of $1,000 upon World Energy’s achievement for the calendar year 2021 revenues of $19,500. The payment of the earnout is due within 30 days following the completion of the audit of XL Fleet’s financial statements for the fiscal year ending December 31, 2021. Pursuant to the agreement, the earnout is payable only if revenues for the period equal or exceed $19,500. Should the World Energy revenues be less than $19,500, then the earnout would be $0. The Company determined that the achievement of the $19,500 revenue target was highly probable, and as such, the Company recorded a closing date fair value of the earnout in the amount of $1,000.
Number of sellers			2
Aggregate fair value	$ 3,700		$ 3,700
Selling, general and administration expense, compensation costs			427
Intangible assets			$ 1,560
Fair value of customer relationships term			3 years
Non-recurring merger expenses	498		$ 498
Elimination of interest expense	$ 16	$ 20	$ 37	$ 41
Common Stock [Member]
Business Combination (Details) [Line Items]
Common stock issued shares (in Shares) | shares			448,050